Provision For Reinstatement Cost - Summary of Detailed Information About Provision for Reinstatement Cost Explanatory (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Disclosure Of Provision For Reinstatement Cost [Line Items]
At beginning of year	$ 8,854	$ 8,047
Additions	634	802
Acquired on acquisition of a subsidiary		111
Accretion, recognized in finance cost	104	136
Payment for reinstatement	(81)
Currency alignment	(222)	(242)
At end of year	$ 9,289	8,854
Current		5,282	$ 1,742	$ 2,297
Non-current		$ 3,572	$ 5,302	$ 6,992